ACCOUNTS RECEIVABLE AND OTHER	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER
The components of accounts receivable and other are as follows:

(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Derivative assets	$107	$265
Accounts receivable - net of expected credit loss of $45 million (December 31, 2024 - $50 million)	752	730
Restricted cash	317	350
Prepaid expenses	204	214
Inventory	186	234
Other current assets	350	288
Total accounts receivable and other	$1,916	$2,081